Consolidated Statements Of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2017	£ 93,420	£ 1,272	£ 79,236	£ (339)	£ 15,955	£ (11)	£ 42,466	£ (45,159)
Loss for the year	(13,840)							(13,840)
Other comprehensive income (expense) for the year	12					12
Total comprehensive loss for the year	(13,828)					12		(13,840)
Share-based payments	1,795				1,795
Exercise of share options	207	17	190		(186)			186
Ending balance at Dec. 31, 2018	81,594	1,289	79,426	(339)	17,564	1	42,466	(58,813)
Loss for the year	(21,412)							(21,412)
Other comprehensive income (expense) for the year	(11)					(11)
Total comprehensive loss for the year	(21,423)					(11)		(21,412)
Share-based payments	3,226				3,226
Exercise of share options	125	10	115		(132)			132
Lapse of share options					(38)			38
Ending balance at Dec. 31, 2019	63,522	1,299	79,541	(339)	20,620	(10)	42,466	(80,055)
Loss for the year	(30,682)							(30,682)
Other comprehensive income (expense) for the year	(12)					(12)
Total comprehensive loss for the year	(30,694)					(12)		(30,682)
Share-based payments	4,305				4,305
Exercise of share options	15	1	14		(68)			68
Lapse of share options					(75)			75
Issue of share capital	66,581	747	65,834
Share issue expenses	(4,499)		(4,499)
Ending balance at Dec. 31, 2020	£ 99,230	£ 2,047	£ 140,890	£ (339)	£ 24,782	£ (22)	£ 42,466	£ (110,594)